Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As set forth in the CD&A above, the Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of our financial, operations and strategic goals and to align our executive compensation with the interests of our shareholders and the value of their investment in the Company. The following table sets forth add it
ional compensation information for our NEOs for fiscal years 2024, 2023, 2022, 2021, and 2020.

							Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for CEO (Sullivan) (1)	Summary Compensation Table Total for CEO (Schmidt) (1)	Compensation Actually Paid to CEO (Sullivan) (2)	Compensation Actually Paid to CEO (Schmidt) (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Earnings ($ in thousands)	Adjusted Earnings Per Share (5)
2024	N/A	$8,296,239	N/A	$2,499,698	$2,638,030	$1,775,539	$114.03	$143.46	$106,097	$3.30
2023	N/A	7,804,523	N/A	9,753,186	3,519,675	4,411,043	196.95	112.71	171,832	4.18
2022	13,762,193	4,618,166	13,759,794	5,068,471	2,108,075	1,774,564	153.21	102.94	179,695	4.52
2021	10,196,791	N/A	15,891,788	N/A	2,013,911	2,831,096	139.11	108.80	138,163	4.29
2020	2,929,336	N/A	1,940,962	N/A	1,062,235	617,092	89.92	92.59	(438,994)	(1.40)

(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO in the Summary Compensation Table.

(2)
The dollar amounts reported represent the amount of compensation actually paid (“CAP”), as computed in accordance with SEC rules, for our CEO. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable years, but include (i) the year-end
value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The following table details the adjustments to the Summary Compensation Table total pay for our CEO, as well as the average for our other NEOs to determine compensation actually paid.

	CEO						Non-CEO NEO Average
	2024	2023	2022		2021	2020	2024	2023	2022	2021	2020
			Sullivan	Schmidt
Summary Compensation Table Total	$8,296,239	$7,804,523	$13,762,193	$4,618,166	$10,196,791	$2,929,336	$2,638,030	$3,519,675	$2,108,075	$2,013,911	$1,062,235
Less: Reported Fair Value of Equity Awards	(5,250,049)	(4,000,038)	(6,828,768)	(2,460,012)	(5,054,175)	(1,184,813)	(675,519)	(701,507)	(512,945)	(373,323)	(373,472)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	2,344,297	5,526,003	8,849,186	3,023,041	8,885,800	3,588,625	301,639	969,124	360,884	792,417	678,439
Add: Vesting Date Fair Value of Awards Granted in the Year	–	–	–	–	–	–	–	–	82,436	–	–
Add: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(106,910)	133,395	(400,208)	(106,983)	581,300	(1,990,778)	436,547	(105,723)	3,390	86,490	(216,331)
Add: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(2,364,681)	745,726	1,116,900	249,390	2,556,378	(524,600)	(893,802)	758,607	40,324	481,189	(60,024)
Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions	–	–	(1,194,390)	(265,420)	(1,359,900)	(1,023,516)	–	–	(282,442)	(151,100)	(453,131)
Less: Change in Pension Value Reported in the Summary Compensation Table	(608,736)	(611,206)	(1,858,607)	(141,333)	(199,479)	(216,379)	(60,331)	(77,712)	(53,367)	(75,714)	(70,636)
Add: Pension Service Cost for Services Rendered during the Year	189,538	154,783	313,488	151,622	285,073	363,087	28,974	48,579	28,209	57,226	50,012
Compensation Actually Paid	$2,499,698	$9,753,186	$13,759,794	$5,068,471	$15,891,788	$1,940,962	$1,775,539	$4,411,043	$1,774,564	$2,831,096	$617,092

(3)
Fiscal year 2024 reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. Compensation information for our NEO’s other than our CEOs for prior fiscal years include the following: For fiscal year 2023 – Mr. Calandra, Ms. Sullivan, Mr. Edwards and Mr. Friedman; 2022 — Mr. Calandra, Kenneth H. Hannah, former Senior Vice President and Chief Financial Officer, Mr. Edwards, Mr. Friedman and Douglas W. Koch, Senior Vice President and Chief Human Resources Officer; Fiscal year 2021 — Mr. Schmidt, Mr. Hannah, Mr. Edwards and Mr. Friedman; and Fiscal year 2020 — Mr. Schmidt, Mr. Hannah, Mr. Edwards, Mr. Friedman and Molly P. Adams, former Division President — Famous Footwear.

(4)	Peer group reflects the same peer companies used in the performance graph in the Form 10-K as required under Item 201(e)(1)(ii).

(5)	Refer to Annex 1 for a reconciliation of GAAP earnings per share to adjusted earnings per share.

Company Selected Measure Name	adjusted earnings per share
Named Executive Officers, Footnote	Fiscal year 2024 reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. Compensation information for our NEO’s other than our CEOs for prior fiscal years include the following: For fiscal year 2023 – Mr. Calandra, Ms. Sullivan, Mr. Edwards and Mr. Friedman; 2022 — Mr. Calandra, Kenneth H. Hannah, former Senior Vice President and Chief Financial Officer, Mr. Edwards, Mr. Friedman and Douglas W. Koch, Senior Vice President and Chief Human Resources Officer; Fiscal year 2021 — Mr. Schmidt, Mr. Hannah, Mr. Edwards and Mr. Friedman; and Fiscal year 2020 — Mr. Schmidt, Mr. Hannah, Mr. Edwards, Mr. Friedman and Molly P. Adams, former Division President — Famous Footwear.
Peer Group Issuers, Footnote	Peer group reflects the same peer companies used in the performance graph in the Form 10-K as required under Item 201(e)(1)(ii).
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of compensation actually paid (“CAP”), as computed in accordance with SEC rules, for our CEO. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable years, but include (i) the year-end
value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The following table details the adjustments to the Summary Compensation Table total pay for our CEO, as well as the average for our other NEOs to determine compensation actually paid.

	CEO						Non-CEO NEO Average
	2024	2023	2022		2021	2020	2024	2023	2022	2021	2020
			Sullivan	Schmidt
Summary Compensation Table Total	$8,296,239	$7,804,523	$13,762,193	$4,618,166	$10,196,791	$2,929,336	$2,638,030	$3,519,675	$2,108,075	$2,013,911	$1,062,235
Less: Reported Fair Value of Equity Awards	(5,250,049)	(4,000,038)	(6,828,768)	(2,460,012)	(5,054,175)	(1,184,813)	(675,519)	(701,507)	(512,945)	(373,323)	(373,472)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	2,344,297	5,526,003	8,849,186	3,023,041	8,885,800	3,588,625	301,639	969,124	360,884	792,417	678,439
Add: Vesting Date Fair Value of Awards Granted in the Year	–	–	–	–	–	–	–	–	82,436	–	–
Add: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(106,910)	133,395	(400,208)	(106,983)	581,300	(1,990,778)	436,547	(105,723)	3,390	86,490	(216,331)
Add: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(2,364,681)	745,726	1,116,900	249,390	2,556,378	(524,600)	(893,802)	758,607	40,324	481,189	(60,024)
Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions	–	–	(1,194,390)	(265,420)	(1,359,900)	(1,023,516)	–	–	(282,442)	(151,100)	(453,131)
Less: Change in Pension Value Reported in the Summary Compensation Table	(608,736)	(611,206)	(1,858,607)	(141,333)	(199,479)	(216,379)	(60,331)	(77,712)	(53,367)	(75,714)	(70,636)
Add: Pension Service Cost for Services Rendered during the Year	189,538	154,783	313,488	151,622	285,073	363,087	28,974	48,579	28,209	57,226	50,012
Compensation Actually Paid	$2,499,698	$9,753,186	$13,759,794	$5,068,471	$15,891,788	$1,940,962	$1,775,539	$4,411,043	$1,774,564	$2,831,096	$617,092

Non-PEO NEO Average Total Compensation Amount	$ 2,638,030	$ 3,519,675	$ 2,108,075	$ 2,013,911	$ 1,062,235
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,775,539	4,411,043	1,774,564	2,831,096	617,092
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported represent the amount of compensation actually paid (“CAP”), as computed in accordance with SEC rules, for our CEO. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable years, but include (i) the year-end
value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The following table details the adjustments to the Summary Compensation Table total pay for our CEO, as well as the average for our other NEOs to determine compensation actually paid.

	CEO						Non-CEO NEO Average
	2024	2023	2022		2021	2020	2024	2023	2022	2021	2020
			Sullivan	Schmidt
Summary Compensation Table Total	$8,296,239	$7,804,523	$13,762,193	$4,618,166	$10,196,791	$2,929,336	$2,638,030	$3,519,675	$2,108,075	$2,013,911	$1,062,235
Less: Reported Fair Value of Equity Awards	(5,250,049)	(4,000,038)	(6,828,768)	(2,460,012)	(5,054,175)	(1,184,813)	(675,519)	(701,507)	(512,945)	(373,323)	(373,472)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	2,344,297	5,526,003	8,849,186	3,023,041	8,885,800	3,588,625	301,639	969,124	360,884	792,417	678,439
Add: Vesting Date Fair Value of Awards Granted in the Year	–	–	–	–	–	–	–	–	82,436	–	–
Add: Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(106,910)	133,395	(400,208)	(106,983)	581,300	(1,990,778)	436,547	(105,723)	3,390	86,490	(216,331)
Add: Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(2,364,681)	745,726	1,116,900	249,390	2,556,378	(524,600)	(893,802)	758,607	40,324	481,189	(60,024)
Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions	–	–	(1,194,390)	(265,420)	(1,359,900)	(1,023,516)	–	–	(282,442)	(151,100)	(453,131)
Less: Change in Pension Value Reported in the Summary Compensation Table	(608,736)	(611,206)	(1,858,607)	(141,333)	(199,479)	(216,379)	(60,331)	(77,712)	(53,367)	(75,714)	(70,636)
Add: Pension Service Cost for Services Rendered during the Year	189,538	154,783	313,488	151,622	285,073	363,087	28,974	48,579	28,209	57,226	50,012
Compensation Actually Paid	$2,499,698	$9,753,186	$13,759,794	$5,068,471	$15,891,788	$1,940,962	$1,775,539	$4,411,043	$1,774,564	$2,831,096	$617,092

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
PAY-FOR-PERFORMANCE
ALIGNMENT
The following table identifies the four most important financial performance measures used by the Committee to link the CAP to our Chief Executive Officer (CEO) and other NEOs in 2024 to Company performance. The role of each of these performance measures in our NEOs’ compensation is set forth in the CD&A.
Financial Performance Measures
Adjusted Earnings Per Share
Return on Invested Capital
Operating Earnings
Net Sales

Total Shareholder Return Amount	$ 114.03	196.95	153.21	139.11	89.92
Peer Group Total Shareholder Return Amount	143.46	112.71	102.94	108.8	92.59
Net Income (Loss)	$ 106,097,000	$ 171,832,000	$ 179,695,000	$ 138,163,000	$ (438,994,000)
Company Selected Measure Amount	3.3	4.18	4.52	4.29	(1.4)
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Net Sales
Ms. Sullivan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,762,193	$ 10,196,791	$ 2,929,336
PEO Actually Paid Compensation Amount			$ 13,759,794	$ 15,891,788	$ 1,940,962
PEO Name			Sullivan	Sullivan	Sullivan
Mr. Schmidt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,296,239	$ 7,804,523	$ 4,618,166
PEO Actually Paid Compensation Amount	$ 2,499,698	$ 9,753,186	$ 5,068,471
PEO Name	Schmidt	Schmidt	Schmidt
PEO | Ms. Sullivan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,858,607)	$ (199,479)	$ (216,379)
PEO | Ms. Sullivan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,849,186	8,885,800	3,588,625
PEO | Ms. Sullivan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(400,208)	581,300	(1,990,778)
PEO | Ms. Sullivan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Ms. Sullivan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,116,900	2,556,378	(524,600)
PEO | Ms. Sullivan [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,828,768)	(5,054,175)	(1,184,813)
PEO | Ms. Sullivan [Member] | Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,194,390)	(1,359,900)	(1,023,516)
PEO | Ms. Sullivan [Member] | Pension Service Cost for Services Rendered During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			313,488	285,073	363,087
PEO | Mr. Schmidt [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (608,736)	$ (611,206)	(141,333)
PEO | Mr. Schmidt [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,344,297	5,526,003	3,023,041
PEO | Mr. Schmidt [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,910)	133,395	(106,983)
PEO | Mr. Schmidt [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Schmidt [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,364,681)	745,726	249,390
PEO | Mr. Schmidt [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,250,049)	(4,000,038)	(2,460,012)
PEO | Mr. Schmidt [Member] | Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(265,420)
PEO | Mr. Schmidt [Member] | Pension Service Cost for Services Rendered During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,538	154,783	151,622
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,331)	(77,712)	(53,367)	(75,714)	(70,636)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	301,639	969,124	360,884	792,417	678,439
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	436,547	(105,723)	3,390	86,490	(216,331)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	82,436	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(893,802)	758,607	40,324	481,189	(60,024)
Non-PEO NEO | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(675,519)	(701,507)	(512,945)	(373,323)	(373,472)
Non-PEO NEO | Subtract the Amount in Fair Value of Equity Awards Forfeited or Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(282,442)	(151,100)	(453,131)
Non-PEO NEO | Pension Service Cost for Services Rendered During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,974	$ 48,579	$ 28,209	$ 57,226	$ 50,012